UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

Investors Cash Trust-Treasury Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 34.9%
US Treasury Obligations
US Treasury Bills:
0.16% *, 3/10/2011	58,000,000	57,982,471
0.216% *, 10/20/2011	20,000,000	19,965,528
0.221% *, 10/20/2011	15,000,000	14,973,538
US Treasury Notes:
0.875%, 1/31/2011	150,000,000	150,085,055
0.875%, 2/28/2011	170,000,000	170,157,860
0.875%, 3/31/2011	233,500,000	233,876,266
1.0%, 9/30/2011	70,000,000	70,377,797
1.0%, 10/31/2011	10,000,000	10,062,442
1.125%, 6/30/2011	42,500,000	42,646,654
1.125%, 12/15/2011	70,000,000	70,546,236
1.75%, 11/15/2011	10,000,000	10,130,492
4.5%, 2/28/2011	32,000,000	32,208,671
4.625%, 8/31/2011	100,000,000	102,877,452
4.625%, 10/31/2011	12,500,000	12,946,830
4.75%, 3/31/2011	23,700,000	23,963,801
4.875%, 5/31/2011	48,000,000	48,928,125
5.125%, 6/30/2011	62,000,000	63,505,599

Total Government & Agency Obligations (Cost $1,135,234,817)		1,135,234,817
Repurchase Agreements 64.9%
Barclays Capital, 0.15%, dated 12/31/2010, to be repurchased at $309,094,773 on 1/3/2011 (a)	309,090,909	309,090,909
BNP Paribas, 0.15%, dated 12/31/2010, to be repurchased at $503,155,112 on 1/3/2011 (b)	503,148,823	503,148,823
Citigroup Global Markets, Inc., 0.23%, dated 12/31/2010, to be repurchased at $300,005,750 on 1/3/2011 (c)	300,000,000	300,000,000
Credit Suisse Securities (USA) LLC, 0.15%, dated 12/31/2010, to be repurchased at $100,001,250 on 1/3/2011 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.17%, dated 12/31/2010, to be repurchased at $600,008,500 on 1/3/2011 (e)	600,000,000	600,000,000
The Goldman Sachs & Co., 0.03%, dated 12/31/2010, to be repurchased at $300,000,750 on 1/3/2011 (f)	300,000,000	300,000,000

Total Repurchase Agreements (Cost $2,112,239,732)		2,112,239,732

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,247,474,549) †	99.8	3,247,474,549
Other Assets and Liabilities, Net	0.2	5,441,883

Net Assets	100.0	3,252,916,432

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,247,474,549.
(a)	Collateralized by $253,356,500 US Treasury Inflation-Indexed Bonds, with various coupon rates from 2.0-2.625%, with various maturity dates of 7/15/2014-7/15/2017 with a value of $315,272,770.
(b)	Collateralized by $487,982,762 US Treasury Notes, with various coupon rates from 0.75-4.25%, with various maturity dates of 11/30/2011-11/30/2014 with a value of $513,211,891.
(c)	Collateralized by $311,152,700 US Treasury Notes, with various coupon rates from 0.375-1.0%, with various maturity dates of 4/30/2012-10/31/2012 with a value of $312,000,018.
(d)	Collateralized by $286,647,000 US Treasury STRIPS, with various maturity dates of 11/15/2026-5/15/2039 with a value of $102,000,764.
(e)	Collateralized by $880,421,868 US Treasury STRIPS, with various maturity dates of 8/15/2019-11/15/2021 with a value of $612,002,775.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,231,600	US Treasury Bill	—	4/21/2011	51,212,491
37,377,700	US Treasury Bond	8.125	5/15/2021	53,181,910
198,029,800	US Treasury Notes	1.0-2.625	10/31/2011-7/31/2017	201,605,656
Total Collateral Value				306,000,057
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(g)	$—	$1,135,234,817	$—	$1,135,234,817
Repurchase Agreements	—	2,112,239,732	—	2,112,239,732
Total	$—	$3,247,474,549	$—	$3,247,474,549

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011